Subsequent Events - Events Related to the Amended Underwriting Agreement (Details) - $ / shares	3 Months Ended
	Apr. 30, 2024	Apr. 01, 2024	Mar. 04, 2024	Jan. 19, 2024	Dec. 27, 2023
Subsequent Event [Line Items]
Exercise price (in dollars per share)					$ 11.5
Public Warrants
Subsequent Event [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)					7,066,668
Private Placement Warrants
Subsequent Event [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)					4,333,333
Subsequent Event
Subsequent Event [Line Items]
Exercise price (in dollars per share)			$ 0.01
Period for which additional stock penalty will be waived if S-1 is not declared effective		60 days
Subsequent Event | Public Warrants
Subsequent Event [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)				5,805,544
Exercise price (in dollars per share)				$ 11.5
Subsequent Event | Private Placement Warrants
Subsequent Event [Line Items]
Exercise price (in dollars per share)				$ 11.5
Subsequent Event | Warrant | Private Placement Warrants
Subsequent Event [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)				4,333,333
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Shares of Class A Common Stock issuable (in shares)	300,000
Subsequent Event | Sale of Stock, Tranche One | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)				15,545,274
Subsequent Event | Sale of Stock, Tranche Two | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)				4,333,333
Subsequent Event | Sale of Stock, Tranche Three | Common Class A | Common Stock
Subsequent Event [Line Items]
Maximum number of shares available for resale (in shares)				59,930,000